Document and Entity Information	Apr. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001066656
Document Type	8-K
Document Period End Date	Apr. 03, 2025
Entity Registrant Name	CERES CLASSIC L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-25603
Entity Tax Identification Number	13-4018068
Entity Address, Address Line One	c/o Ceres Managed Futures LLC
Entity Address, Address Line Two	1585 Broadway
Entity Address, Address Line Three	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(855)
Local Phone Number	672-4468
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false